Banking facilities (Details) - USD ($) $ in Thousands		Mar. 31, 2017	Mar. 31, 2016
Including sub-limit of:
Bank overdrafts(3)(4)		$ 143	$ 506
Amount Available
Import and export facilities
Combined limit		2,564	2,564
Including sub-limit of:
Notes payable (1)(2)		2,308	2,308
Bank overdrafts(3)(4)		641	641
Factoring			2,400
Other facilities
Export Documentary Credits		641	641
Short Term Loan		1,923	1,923
Lont Term Loans	[1]	178	1,061
Total		5,306	6,189
Amount Unutilized
Import and export facilities
Combined limit		2,430	1,237
Including sub-limit of:
Notes payable (1)(2)		2,174	1,237
Bank overdrafts(3)(4)		641
Factoring
Other facilities
Export Documentary Credits		641
Short Term Loan		1,923
Lont Term Loans	[1]	35	506
Total		5,029	1,743
Amount Utilized
Import and export facilities
Combined limit		134	1,327
Including sub-limit of:
Notes payable (1)(2)		134	1,071
Bank overdrafts(3)(4)			641
Factoring			2,400
Other facilities
Export Documentary Credits			641
Short Term Loan			1,923
Lont Term Loans	[1]	143	555
Total		$ 277	$ 4,446

[1]	A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right of repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets. As of March 31, 2017, the long-term loans became current as it is repayable within one year in accordance with the repayment schedule.